Consolidated Statement of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-In Capital (Deficiency) [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Total
Beginning Balance at Dec. 31, 2012	$ 37,432	$ 332,801	$ (294,563)		$ 75,670
Beginning Balance (Shares) at Dec. 31, 2012	374,329,445
Shares issued for cash	$ 370	999,630			1,000,000
Shares issued for cash (Shares)	3,703,704
Reclassification of fair value of derivatives from liabilities to equity					0
Foreign currency transactions				$ 1,899	1,899
Net loss			(910,518)		(910,518)
Ending Balance at Dec. 31, 2013	$ 37,802	1,332,431	(1,205,081)	1,899	167,051
Ending Balance (Shares) at Dec. 31, 2013	378,033,149
Shares issued for conversion of debt	$ 1,734	266,962			268,696
Shares issued for conversion of debt (Shares)	17,336,055
Reclassification of fair value of derivatives from liabilities to equity		153,050			153,050
Foreign currency transactions				(17,421)	(17,421)
Net loss			(2,160,699)		(2,160,699)
Ending Balance at Dec. 31, 2014	$ 39,536	$ 1,752,443	$ (3,365,780)	$ (15,522)	(1,589,323)
Ending Balance (Shares) at Dec. 31, 2014	395,369,204
Shares issued for conversion of debt					$ 234,355
Shares issued for conversion of debt (Shares)					40,591,051
Reclassification of fair value of derivatives from liabilities to equity					$ 251,597
Net loss					(877,981)
Ending Balance at Mar. 31, 2015					$ (1,981,801)